Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Disclosure of Lease Cost	the operating lease expense is recorded on a straight-line basis over the lease term.

Lease costs were as follows:

	Year Ended September 30,
	2023	2022	2021
Total net lease cost(1),(2)	$64,696	$107,883	$97,169

Summary of Supplemental Information Related to Operating Lease

Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2023	2022
Lease liability payments	$63,286	$79,495
Lease assets obtained in exchange for liabilities	$31,626	$15,115

	As of September 30,
	2023	2022
Weighted average remaining lease term — Operating leases	5.3 Years	5.9 Years
Weighted average discount rate — Operating leases	3.9%	3.5%

Future Undiscounted Cash Outflows for Operating Leases Maturity

The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2023:

For the year ended September 30,
2024	$46,848
2025	37,603
2026	29,468
2027	21,488
2028	14,836
Thereafter	30,827
Total lease payments	$181,070
Less: imputed interest	(19,456)
Present value of lease liabilities	$161,614